Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – January 1, 2020 at Dec. 31, 2018	$ 660	$ 4,068,751	$ 930,590	$ 5,000,001
Balance, shares at Dec. 31, 2018	6,064,800
Change in value of common stock subject to possible redemption	$ 47	1,067,249		1,067,296
Change in value of common stock subject to possible redemption (in shares)	463,342
Waiver of a portion of deferred underwriting fee
Net income			(1,067,296)	(1,067,296)
Balance – March 31, 2020 at Dec. 31, 2019	$ 707	5,136,000	(136,706)	5,000,001
Balance, shares at Dec. 31, 2019	7,067,422
Change in value of common stock subject to possible redemption				(349,857)
Net income			1,792,718	1,792,718
Balance – March 31, 2020 at Mar. 31, 2020	$ 703	2,860,847	1,656,012	4,517,562
Balance, shares at Mar. 31, 2020	7,038,573
Change in value of common stock subject to possible redemption	$ (4)	2,275,153		2,275,157
Change in value of common stock subject to possible redemption, shares	(28,849)
Change in value of common stock subject to possible redemption	$ 4	(2,275,153)		(2,275,157)
Balance – January 1, 2020 at Dec. 31, 2019	$ 707	5,136,000	(136,706)	5,000,001
Balance, shares at Dec. 31, 2019	7,067,422
Change in value of common stock subject to possible redemption	$ (85)	(5,136,000)	(5,631,743)	(10,767,828)
Change in value of common stock subject to possible redemption (in shares)	(843,154)
Waiver of a portion of deferred underwriting fee			250,000	250,000
Net income			4,310,769	4,310,769
Balance – March 31, 2020 at Dec. 31, 2020	$ 622		(1,207,680)	(1,207,058)
Balance, shares at Dec. 31, 2020	6,224,268
Change in value of common stock subject to possible redemption
Waiver of a portion of deferred underwriting fee		4,750,000		4,750,000
Net income			(1,711,607)	(1,711,607)
Balance – March 31, 2020 at Mar. 31, 2021	$ 622	4,812,500	(2,919,287)	1,893,835
Balance, shares at Mar. 31, 2021	6,224,268
Amounts returned to Trust Account for excess redemptions previously withdrawn		$ 62,500		$ 62,500